October 3, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE: New Providence Capital Growth Fund, a Series of New Providence Investment Trust
     File Nos. 333-31359 and 811-08295


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Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, which was filed electronically.


Yours truly,


/s/ C. Frank Watson III
C. Frank Watson III
Secretary, New Providence Investment Trust